Allison L. Pristash

State Street

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

September 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares, Inc. (the "Company")

Securities Act File No. 033-97598;

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Company funds, each dated September 1, 2020, do not differ from those contained in Post-Effective Amendment No. 507 to the Company's Registration Statement on Form N-1A, filed electronically on August 26, 2020:

iShares Asia/Pacific Dividend ETF

iShares Emerging Markets Dividend ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash Allison L. Pristash Assistant Secretary

cc: Benjamin J. Haskin, Esq.